STATEMENTS OF CONVERTIBLE PREFERRED STOCK, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical)	Mar. 31, 2014	Dec. 31, 2011
Series A-2 Convertible Preferred Stock
Exchange ratio	4.798	0.1
Series A-3 Convertible Preferred Stock
Exchange ratio	4.798	0.1
Series A-4 Convertible Preferred Stock
Exchange ratio	4.386	0.1